ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES
Research contract expenses	$ 105,071	$ 193,537
Payroll	788,169	557,937
Payroll taxes	159,593	199,582
Investor Relation firm fees	56,000	584,000
Professional fees	44,278	144,377
Other expenses	22,594	5,976
Total	$ 1,175,705	$ 1,685,409